S000012738 [Member] Investment Objectives and Goals - Western Asset Total Return Unconstrained Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize long-term total return.